Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives - Hedging assets (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Hedging derivative assets
Nominal amount of hedging derivative assets	$ 116,085	$ 47,968
Fair value of hedging derivative assets	11,248	8,306
Total Derivative Assets, Nominal	4,627,988	4,461,404
Total Derivative Assets, Fair Value	190,638	304,477
Cash flow hedges
Hedging derivative assets
Fair value of hedging derivative assets	9,780	8,295
Fair value hedges
Hedging derivative assets
Fair value of hedging derivative assets	1,468	11
Interest rate swaps | Fair value hedges | Interest rate risk
Hedging derivative assets
Nominal amount of hedging derivative assets	47,047	1,000
Fair value of hedging derivative assets	1,454	11
Currency swaps | Cash flow hedges | Currency risk
Hedging derivative assets
Nominal amount of hedging derivative assets	11,125	10,824
Fair value of hedging derivative assets	4,547	4,282
Currency swaps | Fair value hedges | Currency risk
Hedging derivative assets
Nominal amount of hedging derivative assets	244
Fair value of hedging derivative assets	14
Forward rate agreements | Cash flow hedges | Currency risk
Hedging derivative assets
Nominal amount of hedging derivative assets	57,669	36,144
Fair value of hedging derivative assets	$ 5,233	$ 4,013